Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Line Items]
Other Current Assets, Total	$ 3,247,640	$ 3,567,329
Deferred VAT []Member]
Schedule of Other Current Assets [Line Items]
Other Current Assets, Total	2,251,049	3,134,708
Prepayments [Member]
Schedule of Other Current Assets [Line Items]
Other Current Assets, Total	846,372	297,319
Other [Member]
Schedule of Other Current Assets [Line Items]
Other Current Assets, Total	$ 150,219	$ 135,302